SCHEDULE OF DETAILED INFORMATION ABOUT CREDIT RISK TRADE RECEIVABLES AND CONTRACT ASSET BY GEOGRAPHIC REGION (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade Receivables	$ 6,441	$ 1,547
United States [Member]
IfrsStatementLineItems [Line Items]
Trade Receivables	4,607	1,105
Other Regions [Member]
IfrsStatementLineItems [Line Items]
Trade Receivables	$ 1,834	$ 442